Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Taxable income, permanent differences	$ 3,100,000	$ 1,000,000
Taxable income, net	4,200,000	1,300,000
Provision for Income Taxes	0
Federal and state income tax	4,600,000	13,600,000
Net operating loss carry-forwards expire	Dec. 31, 2031
Valuation allowance, decreased	$ 560,000